Result of the Year - Government Grants - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 DKK (kr) Grant	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Disclosure Of Government Grants [Abstract]
Government grant funding received		kr 100,000	kr 2,100,000
Maximum amount to be reimbursed under a new grant	kr 5,000,000
Government grants receivable	kr 100,000	400,000
Government grant deferred and recognized as current other liabilities		kr 100,000	kr 300,000
Number of grants paid in advance | Grant	1